Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Exercisable under CEO Incentive Plan

Tranche	Option Shares (#)	Average 60-day Trading Price per Share of the Entity ($)
1	2,500,000	$20.00
2	2,500,000	30.00
3	2,500,000	40.00
4	2,500,000	50.00
5	2,500,000	60.00
6	2,500,000	70.00
7	2,500,000	80.00
8	2,500,000	90.00
9	2,500,000	100.00
10	2,500,000	$110.00

Tranche	Option Shares (#)	Average 60-day Trading Price per Share of the Entity ($)
1	2,500,000	20.00
2	2,500,000	30.00
3	2,500,000	40.00
4	2,500,000	50.00
5	2,500,000	60.00
6	2,500,000	70.00
7	2,500,000	80.00
8	2,500,000	90.00
9	2,500,000	100.00
10	2,500,000	110.00

Summary of Share-based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Exercisable
The following table summarizes the activity under the 2021 Plan (in thousands, except per share data and contractual term) for time vested options:

	Options Outstanding
	Number of Shares Subject to Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value 1
Balance as of December 31, 2021	27,582	$9.43	7.0	$—
Granted	—	—
Exercised	—	—
Canceled/forfeited	(2,812)	9.41

Outstanding as of June 30, 2022	24,770	$9.44	6.5	$—

Options vested and expected to vest as of June 30, 2022	24,664	$9.44	6.5	$—

Exercisable as of June 30, 2022	20,243	$9.42	6.2	$—

1
The aggregate intrinsic value is calculated as the difference between the market value of the Company’s common shares as of the relevant period end and the respective exercise prices of the options. The market value as of June 30, 2022 and December 31, 2021 was $1.62 and $3.91 per share, respectively, which is the closing sale price of View’s common shares on that day as reported by the Nasdaq Global Market.

The following table summarizes the activity under the 2021 Plan (in thousands, except per share data and contractual term) for time vested options:

	Options Outstanding
	Number of Shares Subject to Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value 1
Outstanding as of December 31, 2020	1,071,605	$0.22	7.6	$20,564
Retroactive application of reverse recapitalization	(1,046,690)

Balance as of December 31, 2020, as converted	24,915	$9.32	7.6	$20,564
Options granted	5,000	10.00
Exercised	(190)	9.04
Canceled/forfeited	(2,143)	9.52

Outstanding as of December 31, 2021	27,582	$9.43	7.0	$—

Options vested and expected to vest as of December 31, 2021	27,167	$9.44	7.0	$—

Exercisable as of December 31, 2021	18,633	$9.42	6.5	$—

1
The aggregate intrinsic value is calculated as the difference between the market value of the Company’s common shares as of the relevant period end and the respective exercise prices of the options. The market value as of December 31, 2021 was $3.91 per share, which is the closing sale price of View’s common shares on that day as reported by the Nasdaq Global Market. The market value as of December 31, 2020 was $9.89 per share, which is the fair value of View’s common stock as historically determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Summary of Outstanding Restricted Stock Units
The following table summarizes the activities for our outstanding RSUs under the Company’s 2021 Plan (in thousands, except per share data) during the six months ended June 30, 2022:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	11,643	$6.14
Granted	—	—
Vested	(32)	7.81
Canceled	(811)	$6.28

Outstanding as of June 30, 2022	10,800	$6.12

The following table summarizes the activities for our outstanding RSUs under the Company’s 2021 Plan (in thousands, except per share data) during the fiscal year ended December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	12,758	6.15
Vested	(115)	7.39
Canceled	(1,000)	6.12

Outstanding as of December 31, 2021	11,643	$6.14

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The estimated grant date fair values of the Company’s time vested stock options granted to employees and non-employees
under the plan in the six months ended June 30, 2021 were calculated using the Black-Scholes option-pricing models based on the following assumptions:

Six Months Ended June 30, 2021
Expected volatility	53.0%
Expected terms (in years)	6.0
Expected dividends	0%
Risk-free rate	1.07%
The estimated grant date fair value for each tranche of CEO Option Award and Officer RSUs is determined by using the Monte Carlo Simulation valuation model and the assumptions below. The estimated grant date fair value of the Officer Options is determined using the Black-Scholes option-pricing model. The valuation models incorporated the following key assumptions:

	CEO Option Award	Officer RSUs	Officer Options
Expected stock price	$9.19	$9.19	$9.19
Expected volatility	54.0%	56.0%	53.0%
Risk-free rate	1.59%	0.60%	1.07%
Expected terms (in years)	10.0	4.0	6.0
Expected dividends	0%	0%	0%
Discount for lack of marketability	20%	n/a	n/a

The estimated grant date fair values of the Company’s time vested stock options granted to employees and non-employees
were calculated using the Black-Scholes option-pricing models based on the following assumptions:

	Fiscal year ended December 31,
	2021	2020	2019
Expected volatility	53.0%	70%	49%-70%
Expected terms (in years)	6.0	5.4-6.7	5.6-6.7
Expected dividends	0%	0%	0%
Risk-free rate	1.07%	0.4%-1.5%	1.5%-2.5%
The valuation models incorporated the following key assumptions:

	CEO Option Award	Officer RSUs	Officer Options
Expected stock price	$9.19	$9.19	$9.19
Expected volatility	54.0%	56.0%	53.0%
Risk-free rate	1.59%	0.60%	1.07%
Expected terms (in years)	10.0	4.0	6.0
Expected dividends	0%	0%	0%
Discount for lack of marketability	20%	n/a	n/a

Summary of Stock-based Compensation	The Company’s stock-based compensation included in its condensed consolidated statements of comprehensive loss was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of revenue	$345	$1,297	$708	$2,175
Research and development	1,486	2,628	1,555	3,543
Selling, general, and administrative	16,310	18,349	33,346	27,019

Total	$18,141	$22,274	$35,609	$32,737

The Company’s stock-based compensation included in its consolidated statements of comprehensive loss was as follows (in thousands):

	Fiscal year ended December 31,
	2021	2020	2019
Cost of revenue	$4,930	$2,240	$3,084
Research and development	8,725	4,438	4,113
Selling, general, and administrative	59,965	22,254	21,879

Total	$73,620	$28,932	$29,076